Balance Sheets - Vallon - 10-K (Parenthetical) - $ / shares	Sep. 30, 2023	Apr. 21, 2023	Dec. 31, 2022	Dec. 13, 2022	May 17, 2022	Dec. 31, 2021
Common stock, par value (in usd per share)	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	250,000,000		250,000,000
Common stock, shares issued (in shares)	422,333	60,333	142,821
Common stock, shares outstanding (in shares)	422,333		142,821
Vallon Pharmaceuticals, Inc.
Common stock, par value (in usd per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)			250,000,000			250,000,000
Common stock, shares issued (in shares)			449,408			227,093
Common stock, shares outstanding (in shares)			449,408			227,093